Related Party Transactions (Schedule of Related Party Receivables Payables) (Details) - USD ($) $ in Millions		Dec. 31, 2022	Dec. 31, 2021
Related Party Transaction [Line Items]
Construction in progress		$ 4,621	$ 2,414
Construction in Progress [Member]
Related Party Transaction [Line Items]
Construction in progress		714	134
Related Party
Related Party Transaction [Line Items]
Receivables from Related Parties		484	131
Accounts and notes payable to related parties (1)	[1]	$ 1,264	$ 1,421

[1]	Includes $1 billion of debt to Mong Duong Finance Holdings B.V., an SPV accounted for as an equity affiliate as of December 31, 2022 (see Note 11—Debt). For the December 31, 2021 balance, the debt balance at the SPV was classified to held-for-sale liabilities on the Consolidated Balance Sheet.